Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Right-of-use asset (lease)	$ 55
Less: Accumulated depreciation	(971)	$ (287)
Property and equipment, net	37,405	8,423
Depreciation	684	287
Greenhouse Facility
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,194	5,203
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,683	1,621
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,122	345
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,947	0
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,375	$ 1,541